This document is submitted as CONFIDENTIAL. Exemption from disclosure to non-governmental parties of this document and any copies of it is claimed under the Freedom of Information Act and applicable rules and regulations. It is requested that before any disclosure is permitted of this document of any part or copy of it, timely notice be given to Patrick J. Dooley, Esq., Akin Gump Strauss Hauer & Feld LLP, 590 Fifth Avenue, New York, New York 10022 (212) 872-1080.

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05077057

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

P 5/15/06

RECD S.E.C.
NOV 14 2005
1086

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number: ____________

This Amendment (Check only one.): ☐ is a restatement.
☐ adds new holdings entries.

CONFIDENTIAL TREATMENT EXPIRED

Institutional Investment Manager Filing this Report:

Name: Satellite Asset Management, L.P.
Address: 623 Fifth Avenue, 20th Floor
New York, NY 10022

Form 13F File Number: 028-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Simon Raykher
Title: General Counsel
Phone: (212) 209-2060

PROCESSED
JAN 1 1 2007
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

[signature]	New York, New York	November 14, 2005
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

☒ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

☐ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

☐ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	9
Form 13F Information Table Value Total:	$221,940 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

SATELLITE ASSET MANAGEMENT, L.P.
FORM 13F INFORMATION TABLE
FOR THE QUARTER ENDED SEPTEMBER 30, 2005
CONFIDENTIAL TREATMENT REQUESTED UNTIL FEBRUARY 15, 2006

Name of Issuer	Title of Class	CUSIP	Value (x $1000)	Shrs or prn amt	SH/ PRN	Put/Call	Investment Discretion	Other Managers	Voting Authority		
									Sole	Shared	None
AT&T CORP	COM NEW	001957505	31,031	1,567,200	SH		SOLE		1,567,200		
CAPITAL AUTOMOTIVE REIT	COM SH BEN INT	139733109	19,355	500,000	SH		SOLE		500,000		

REPORT SUMMARY: 2 DATA RECORDS $ 50,386

SATELLITE ASSET MANAGEMENT, L.P.
FORM 13F INFORMATION TABLE
FOR THE QUARTER ENDED SEPTEMBER 30, 2005
CONFIDENTIAL TREATMENT REQUESTED UNTIL MAY 15, 2006

Name of Issuer	Title of Class	CUSIP	Value (x $1000)	Shrs or prn amt	SH/ PRN	Put/Call	Investment Discretion	Other Managers	Voting Authority		
									Sole	Shared	None
MBNA CORP	COM	55262L100	33,196	1,298,540	SH		SOLE		1,298,540		
IVAX CORPORATION	COM	465823102	48,898	1,855,000	SH		SOLE		1,855,000		
SIEBEL SYS INC	COM	826170102	16,528	1,600,000	SH		SOLE		1,600,000		
WESTCORP	COM	957907108	3,240	55,000	SH		SOLE		55,000		

REPORT SUMMARY: 4 DATA RECORDS $ 101,862

SATELLITE ASSET MANAGEMENT, L.P.
FORM 13F INFORMATION TABLE
FOR THE QUARTER ENDED SEPTEMBER 30, 2005
CONFIDENTIAL TREATMENT REQUESTED UNTIL AUGUST 15, 2006

Name of Issuer	Title of Class	CUSIP	Value (x $1000)	Shrs or prn amt	SH/ PRN	Put/Call	Investment Discretion	Other Managers	Voting Authority		
									Sole	Shared	None
CHIRON CORP	COM	170040109	12,231	280,400	SH		SOLE		280,400		

REPORT SUMMARY: 1 DATA RECORD $ 12,231

SATELLITE ASSET MANAGEMENT, L.P.
FORM 13F INFORMATION TABLE
FOR THE QUARTER ENDED SEPTEMBER 30, 2005
CONFIDENTIAL TREATMENT REQUESTED UNTIL FEBRUARY 15, 2007

Name of Issuer	Title of Class	CUSIP	Value (x $1000)	Shrs or prn amt	SH/ PRN	Put/Call	Investment Discretion	Other Managers	Voting Authority		
									Sole	Shared	None
PANAMSAT HOLDING CORP	COM	69831Y105	1,509	62,360	SH		SOLE		62,360		

REPORT SUMMARY: 1 DATA RECORD $ 1,509

SATELLITE ASSET MANAGEMENT, L.P.
FORM 13F INFORMATION TABLE
FOR THE QUARTER ENDED SEPTEMBER 30, 2005
CONFIDENTIAL TREATMENT REQUESTED UNTIL MAY 15, 2007

Name of Issuer	Title of Class	CUSIP	Value (x $1000)	Shrs or prn amt	SH/ PRN	Put/Call	Investment Discretion	Other Managers	Voting Authority		
									Sole	Shared	None
GUIDANT CORP	COM	401698105	57,153	829,620	SH		SOLE		829,620		

REPORT SUMMARY: 1 DATA RECORD $ 57,153